VictoryShares International Free Cash Flow ETF Investment Objectives and Goals - VictoryShares International Free Cash Flow ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VictoryShares International Free Cash Flow ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VictoryShares International Free Cash Flow ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Victory International Free Cash Flow Index (the “Index”).